Inventories, Net (Details) - Schedule of Movements in Inventories	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Schedule of Movements in Inventories [Abstract]
Inventories allowance, beginning	$ 748,048	$ 555,138	$ 491,129
Additions	56,415	41,866	256,919
Inventories allowance, ending	$ 804,463	$ 597,004	$ 748,048